DEFERRED INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
DEFERRED INCOME
Balance at the beginning of the year	$ 293,923
Subsidy received during the year	11,331	$ 28,135	$ 16,345
Balance at the end of the year	311,912	293,923
Asset-related subsidy
DEFERRED INCOME
Balance at the beginning of the year	293,923	270,097	258,450
Subsidy received during the year	11,331	28,135	16,345
Recognized as other operating income during the year	(60)	(25)
Foreign currency translation adjustment	6,718	(4,284)	(4,698)
Balance at the end of the year	311,912	293,923	270,097
Asset-related subsidy | corporate buildings and plant under construction
DEFERRED INCOME
Subsidy received during the year	11,331	28,135	16,345
Government grants
DEFERRED INCOME
Government grants	$ 5,114	$ 8,613	$ 4,077
Government Assistance, Operating Income, Increase (Decrease), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Income, Operating	Other Income, Operating	Other Income, Operating